Merger Agreement and Loan and Security Agreement - Additional Information (FY) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 23, 2024	Dec. 31, 2024	Dec. 31, 2024	Mar. 31, 2025
Merger Agreement and Loan And Security Agreement [Line Items]
Amounts loaned under note receivable			$ 7,500
Merger Agreement | Loan Agreement | Inmagene
Merger Agreement and Loan And Security Agreement [Line Items]
Amounts loaned under note receivable		$ 7,500	$ 7,500
Interest rate	6.00%		6.00%
Long-term note receivables		7,500	$ 7,500	$ 7,500
Merger Agreement | Loan Agreement | Incremental Disbursements | Inmagene
Merger Agreement and Loan And Security Agreement [Line Items]
Additional term loans in increments	$ 7,500	$ 7,500	7,500
Maximum | Merger Agreement | Loan Agreement | Inmagene
Merger Agreement and Loan And Security Agreement [Line Items]
Loan amount	$ 22,500		$ 22,500